Document and Entity Information	Dec. 01, 2016
Prospectus:
Document Type	497
Document Period End Date	Dec. 01, 2016
Registrant Name	FPA CAPITAL FUND INC
Central Index Key	0000099188
Amendment Flag	false
Document Creation Date	Dec. 01, 2016
Document Effective Date	Dec. 01, 2016
Prospectus Date	Jul. 31, 2016
FPA Capital Fund, Inc. | FPA Capital Fund, Inc.
Prospectus:
Trading Symbol	fpptx